Statements of Cash Flows (USD $)	3 Months Ended		29 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Cash Flows from Operating Activities
Net loss	$ (181,129)	$ (161,203)	$ (1,890,257)
Depreciation and amortization	15,392	12,057	78,517
Stock issued for licensing agreement			165,000
Compensatory stock issuances			12,325
Prepaid expenses	(30,000)	1,250	(30,000)
Accounts payable	2,495	15,151	148,856
Accrued liabilities	(5,209)	(4,319)	(316)
Net cash used for operating activities	(198,451)	(137,064)	(1,515,875)
Investment in capitalized software		(37,980)	(183,419)
Net cash used for investing activities		(37,980)	(183,419)
Related party advances	167,579	167,627	1,671,026
Short term notes payable	40,000		40,000
Net cash used for financing activities	207,579	167,627	1,711,026
Net Increase (Decrease) In Cash	9,128	(7,417)	11,732
Cash At The Beginning Of The Period	2,604	13,338
Cash At The End Of The Period	11,732	5,921	11,732
Cash paid for interest expense	845		4,479
Cash paid for income taxes